ProShares Large Cap Core Plus Investment Objectives and Goals - ProShares Large Cap Core Plus	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Core Plus
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Large Cap Core Plus (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the UBS 130/30 Index (the “Index”).